Consolidated Balance Sheets (Parenthetical) - USD ($)	Jul. 31, 2015	Jul. 31, 2014
Accounts receivable pledged as collateral	$ 123,791,000	$ 159,003,000
Allowance for doubtful accounts	$ 4,816,000	$ 4,756,000